Going Concern (Details Narrative) (10K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Revenues
Net loss	1,450,038	$ 2,201,979	3,574,974	4,125,722	7,039,155	7,867,500
Net cash used in operating activities			(1,056,786)	$ (1,071,326)	(2,177,645)	(2,050,636)
Working capital deficit	4,228,578		4,228,578		6,762,417
Stockholders' deficit	3,904,036		3,904,036		6,751,920	5,441,751	$ 2,565,293
Accumulated deficit	$ 48,857,652		$ 48,857,652		$ 45,282,678	$ 38,243,523